Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.23

Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
1617565		XXXX	XXXX	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #7 comparable		Single Family	XX/XX/XXXX	71.400%	71.400%	Investor	Cash Out	706					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$129,153.85			Alternative	QC Complete	06/02/2022
1617561		XXXX	XXXX	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Borrower(s) signatures are missing on the note in the loan file. 6/30/2022 - Received executed note document and condition is resolved.			Verified Through 6 Comparable		Single Family	XX/XX/XXXX	75.000%	75.000%	Investor	Purchase	769					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/28/2022
1617559	XXXX	XXXX	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

													Higher-Priced Mortgage Loan Test FAIL : Charged 8.444% Allowed 6.830% Over by +1.614%		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception form in the file for not meeting the 50K minimum in equity.	Fico - 720 Years on job - 12+ years Years is present address - 25+ years	Appraisal has provided 7 Comparable to support the opinion of value Appraisal has ticked As Is on 6/3/2022. With the appraised value $XXXX.		Single Family	XX/XX/XXXX	90.000%	90.000%	Primary	Purchase	720		XXXX	12.58	$20,984.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		16.695%	No	Alternative	QC Complete	06/24/2022